ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF RESTATEMENT ITEMS ON CONSOLIDATED FINANCIAL STATEMENTS

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported consolidated balance sheets for the year ended December 31, 2021:

	As Reported	Adjustment	As Corrected
Property and equipment	82,185	(79,688)	2,497
Other asset	-	99,338	99,338
Total assets	2,509,176	19,650	2,528,826
Accounts payable and accrued expenses	1,834,742	(51,727)	1,783,015
Accrued expenses – related party	-	338,000	338,000
Current portion of convertible notes, net of debt discount	1,067,199	111,765	1,178,964
Total current liabilities	2,901,941	398,038	3,299,979
Total liabilities	3,032,088	398,038	3,430,126
Common stock	24,631,466	2,409,770	27,041,236
Accumulated deficit	(26,316,815)	(3,649,572)	(29,966,387)
Total Ehave, Inc. stockholders’ deficit	1,587,037	(1,239,802)	347,235
Non-controlling interest	(2,109,949)	861,414	(1,248,535)
Total stockholders’ deficit	(522,912)	(378,388)	(901,300)
Total liabilities and stockholders’ deficit	2,509,176	19,650	2,528,826

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported consolidated statements of operations and other comprehensive loss for the year ended December 31, 2021:

	As Reported	Adjustment	As Corrected
General and administrative	6,681,261	2,407,580	9,088,841
Total operating expenses	6,681,261	2,407,580	9,088,841
Operating loss	(6,681,261)	(2,407,580)	(9,088,841)
Interest expense	(70,953)	(4,220)	(75,173)
Amortization expense	(1,941,054)	(423,280)	(2,364,334)
Net loss from continuing operations	(8,693,748)	(2,788,158)	(11,481,906)
Net loss	(8,693,748)	(2,788,158)	(11,481,906)
Loss attributable to the noncontrolling interest	2,106,495	(861,414)	1,245,081
Net loss attributable to Ehave, Inc. stockholders	(6,587,253)	(3,649,573)	(10,236,825)
Comprehensive loss	(8,706,935)	(2,788,158)	(11,495,093)
Basic and diluted net loss per share attributable to Ehave, Inc. stockholders	(0.05)	(0.02)	(0.07)

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT	The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:
Medical equipment	5 years

SCHEDULE OF PROPERTY AND EQUIPMENT

As of December 31, 2021 and 2020, property and equipment consisted of the following:

	December 31,
	2021	2020
Medical equipment	$2,746	$-
Total	2,746	-
Less, accumulated depreciation	(249)	-
Equipment, net	$2,497	$-